UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  028-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

 /s/  Gerald Hill     Souderton, PA     February 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    77

Form 13F Information Table Value Total:    $152,339 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1875    22938 SH       OTHER                   22938        0        0
ABBOTT LABS                    COM              002824100     2109    37504 SH       OTHER                   37504        0        0
ADOBE SYS INC                  COM              00724F101     1395    49340 SH       OTHER                   49340        0        0
AETNA INC NEW                  COM              00817Y108     1986    47072 SH       OTHER                   47072        0        0
AIR PRODS & CHEMS INC          COM              009158106     1491    17502 SH       OTHER                   17502        0        0
ALLSTATE CORP                  COM              020002101     2103    76735 SH       OTHER                   76735        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     1823    49025 SH       OTHER                   49025        0        0
AMETEK INC NEW                 COM              031100100      269     6393 SH       SOLE                     6393        0        0
ANADARKO PETE CORP             COM              032511107     2082    27270 SH       OTHER                   27270        0        0
APACHE CORP                    COM              037411105     1890    20866 SH       OTHER                   20866        0        0
APPLE INC                      COM              037833100     3007     7424 SH       OTHER                    7424        0        0
APPLIED MATLS INC              COM              038222105     1569   146473 SH       OTHER                  146473        0        0
AT&T INC                       COM              00206R102     2510    82990 SH       OTHER                   82990        0        0
BECTON DICKINSON & CO          COM              075887109     1483    19850 SH       OTHER                   19850        0        0
BROADCOM CORP                  CL A             111320107     1462    49795 SH       OTHER                   49795        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2154    50943 SH       OTHER                   50943        0        0
CATERPILLAR INC DEL            COM              149123101     2275    25107 SH       OTHER                   25107        0        0
CHEVRON CORP NEW               COM              166764100      607     5701 SH       OTHER                    5701        0        0
COCA COLA CO                   COM              191216100     2249    32149 SH       OTHER                   32149        0        0
COMCAST CORP NEW               CL A SPL         20030N200     2057    87299 SH       OTHER                   87299        0        0
CONOCOPHILLIPS                 COM              20825C104     2628    36060 SH       OTHER                   36060        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     1443    26104 SH       OTHER                   26104        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2058    54883 SH       OTHER                   54883        0        0
E M C CORP MASS                COM              268648102     2257   104777 SH       OTHER                  104777        0        0
EATON CORP                     COM              278058102      551    12668 SH       SOLE                    12668        0        0
ENTERGY CORP NEW               COM              29364G103     1982    27137 SH       OTHER                   27137        0        0
EXELON CORP                    COM              30161N101     2523    58185 SH       OTHER                   58185        0        0
EXXON MOBIL CORP               COM              30231G102     4647    54826 SH       OTHER                   54826        0        0
FIRST NIAGARA FINL GP INC      COM              33582V108      134    15493 SH       SOLE                    15493        0        0
FRANKLIN RES INC               COM              354613101     2104    21898 SH       OTHER                   21898        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      889    24177 SH       OTHER                   24177        0        0
GENERAL ELECTRIC CO            COM              369604103      521    29080 SH       OTHER                   29080        0        0
GENERAL MLS INC                COM              370334104     2538    62808 SH       OTHER                   62808        0        0
GILEAD SCIENCES INC            COM              375558103     1407    34380 SH       OTHER                   34380        0        0
GOOGLE INC                     CL A             38259P508     3030     4691 SH       OTHER                    4691        0        0
HALLIBURTON CO                 COM              406216101     2300    66647 SH       OTHER                   66647        0        0
HOME DEPOT INC                 COM              437076102     2608    62031 SH       OTHER                   62031        0        0
HONEYWELL INTL INC             COM              438516106     2394    44052 SH       OTHER                   44052        0        0
INTEL CORP                     COM              458140100     2268    93512 SH       OTHER                   93512        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3013    16383 SH       OTHER                   16383        0        0
JOHNSON & JOHNSON              COM              478160104     2395    36526 SH       OTHER                   36526        0        0
JOHNSON CTLS INC               COM              478366107     1676    53618 SH       OTHER                   53618        0        0
JPMORGAN CHASE & CO            COM              46625H100     1611    48452 SH       OTHER                   48452        0        0
KIMBERLY CLARK CORP            COM              494368103     2408    32735 SH       OTHER                   32735        0        0
MCDONALDS CORP                 COM              580135101     2366    23580 SH       OTHER                   23580        0        0
MERCK & CO INC NEW             COM              58933Y105      371     9837 SH       OTHER                    9837        0        0
NIKE INC                       CL B             654106103     2153    22344 SH       OTHER                   22344        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2425    33288 SH       OTHER                   33288        0        0
NYSE EURONEXT                  COM              629491101     2122    81287 SH       OTHER                   81287        0        0
ORACLE CORP                    COM              68389X105     1787    69653 SH       OTHER                   69653        0        0
PARKER HANNIFIN CORP           COM              701094104      412     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     2176    32792 SH       OTHER                   32792        0        0
PNC FINL SVCS GROUP INC        COM              693475105      543     9420 SH       OTHER                    9420        0        0
POTASH CORP SASK INC           COM              73755L107     1294    31341 SH       OTHER                   31341        0        0
PPL CORP                       COM              69351T106     1843    62629 SH       OTHER                   62629        0        0
PROCTER & GAMBLE CO            COM              742718109     2551    38246 SH       OTHER                   38246        0        0
QUALCOMM INC                   COM              747525103     2632    48126 SH       OTHER                   48126        0        0
SCHLUMBERGER LTD               COM              806857108     2150    31478 SH       OTHER                   31478        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407      410    10515 SH       OTHER                   10515        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209      721    20793 SH       OTHER                   20793        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      720    10417 SH       OTHER                   10417        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     1253    96354 SH       OTHER                   96354        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704      651    19281 SH       OTHER                   19281        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      247     6870 SH       OTHER                    6870        0        0
SELECT SECTOR SPDR TR          SBI MATERIALS    81369Y100      359    10711 SH       OTHER                   10711        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369Y803     1143    44910 SH       OTHER                   44910        0        0
SELECTIVE INS GROUP INC        COM              816300107      228    12864 SH       SOLE                    12864        0        0
STATE STR CORP                 COM              857477103     2329    57773 SH       OTHER                   57773        0        0
STRYKER CORP                   COM              863667101     1248    25096 SH       OTHER                   25096        0        0
SYSCO CORP                     COM              871829107     2671    91075 SH       OTHER                   91075        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1271    31491 SH       OTHER                   31491        0        0
UNION PAC CORP                 COM              907818108      233     2202 SH       OTHER                    2202        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2006    27446 SH       OTHER                   27446        0        0
UNIVEST CORP PA                COM              915271100    19625  1340514 SH       OTHER                 1340514        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2571    64090 SH       OTHER                   64090        0        0
WASTE MGMT INC DEL             COM              94106L109     1640    50143 SH       OTHER                   50143        0        0
WELLS FARGO & CO NEW           COM              949746101     2407    87353 SH       OTHER                   87353        0        0